Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Below is disclosure relating to the compensation of our Named Executive Officers (“NEOs”) for the last five fiscal years calculated in accordance with Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934 (“Item 402(v)”). Item 402(v) requires disclosure of “compensation actually paid” (referred to herein as “Compensation Actually Paid” or the “CAP Amounts”) for the Principal Executive Officer (“PEO”) and the Non-PEO NEOs.
The Compensation Committee and the Stock Plan Subcommittee do not use the CAP Amounts when making compensation decisions. For a discussion of how our Company seeks to align pay with performance when making compensation decisions, please review the “Compensation Discussion and Analysis − Elements of Compensation.”
The following tables and related disclosures provide information concerning our PEO and Non-PEO NEOs with regard to (i) the Summary Compensation Table (“SCT”) Total and (ii) the CAP Amounts.
Fiscal Year(1)	Summary Compensation Table Total for Stéphane de La Faverie	Compensation Actually Paid to Stéphane de La Faverie(2)	Summary Compensation Table Total for Fabrizio Freda	Compensation Actually Paid to Fabrizio Freda	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non- PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On(3):		Net Earnings (Loss) (millions)	Adjusted Diluted EPS(5) (non-GAAP) (% Change in)
							Total Shareholder Return	Peer Group Total Shareholder Return(4)
2026	$20,585,784	$19,042,023	—	—	$7,633,189	$7,272,644	$26.76	$145.50	$182	66%
2025	9,613,508	6,852,706	17,793,402	6,575,426	6,943,169	5,068,493	26.99	137.92	(1,133)	(42)
2024	—	—	17,851,573	(28,673,021)	7,009,833	1,444,404	34.77	122.97	409	(25)
2023	—	—	21,811,244	(29,053,372)	7,648,501	828,470	62.95	113.70	1,010	(52)
2022	—	—	25,480,056	(14,802,124)	11,203,938	8,968,835	80.70	106.66	2,408	12

(1)
The PEO and Non-PEO NEOs included in the above compensation columns reflect the following:

Fiscal Year	PEO	Non-PEO NEOs
2026	Stéphane de La Faverie	Akhil Shrivastava, Jane Hertzmark Hudis, Rashida La Lande, Roberto Canevari
2025	Stéphane de La Faverie Fabrizio Freda	Akhil Shrivastava, Jane Hertzmark Hudis, Rashida La Lande, Tracey T. Travis, Peter Jueptner
2024	Fabrizio Freda	William P. Lauder, Tracey T. Travis, Jane Hertzmark Hudis, Stéphane de La Faverie
2023	Fabrizio Freda	William P. Lauder, Tracey T. Travis, Jane Hertzmark Hudis, Peter Jueptner
2022	Fabrizio Freda	William P. Lauder, Tracey T. Travis, Jane Hertzmark Hudis, Cedric Prouvé, John Demsey
(2)
The following table describes the adjustments, each of which is required by Item 402(v), to calculate the CAP Amounts shown in the table above.

Fiscal Year	2026
Adjustments ($)	PEO	Average for Non-PEO NEOs
Summary Compensation Table	$20,585,784	$7,633,189
Less: Stock and Option Awards Values Reported in SCT for the Covered Year	(14,721,752)	(4,095,719)
Plus: Fiscal Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year	12,494,876	3,476,323
Increase (Decrease) in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	4,506	(15,456)
Increase (Decrease) in Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	0	0
Increase in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	590,243	260,097
Less: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	0	0
Plus: Fair Value of Dividends or other Earnings Paid on Stock Awards not otherwise reflected in Fair Value or Total Compensation	188,665	71,604
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	(180,618)	(103,509)
Plus: Aggregate Service Cost and Prior Service Costs for Pension Plans	80,319	46,114
Compensation Actually Paid (as calculated)	$19,042,023	$7,272,644

Certain amounts may not sum due to rounding
The equity valuation methodology was kept consistent with those used at the time of grant, with assumptions updated to reflect information available at the time of each valuation, including payout estimates. Instead of using the target payout amounts for PSUs, we used the total expected payout based on estimates of performance in future years. The price of our Class A Common Stock used for fiscal 2026 was $78.95 (the closing stock price on June 30, 2026, the last trading day of fiscal 2026).
(3)
The Company and Peer Group TSR calculation reflects year-end value of an initial investment of $100 made on June 30, 2021.

(4)
The peer group used in this disclosure is the S&P 500 Consumer Staples Index, which is the same peer group used in Part II, Item 5 of our Form 10-K for each of the fiscal years shown.

(5)
Please refer to Appendix A of this Proxy Statement for reconciliation of, and other information about, this non-GAAP measure.

Company Selected Measure Name	Adjusted Diluted EPS
Named Executive Officers, Footnote
(1)
The PEO and Non-PEO NEOs included in the above compensation columns reflect the following:

Fiscal Year	PEO	Non-PEO NEOs
2026	Stéphane de La Faverie	Akhil Shrivastava, Jane Hertzmark Hudis, Rashida La Lande, Roberto Canevari
2025	Stéphane de La Faverie Fabrizio Freda	Akhil Shrivastava, Jane Hertzmark Hudis, Rashida La Lande, Tracey T. Travis, Peter Jueptner
2024	Fabrizio Freda	William P. Lauder, Tracey T. Travis, Jane Hertzmark Hudis, Stéphane de La Faverie
2023	Fabrizio Freda	William P. Lauder, Tracey T. Travis, Jane Hertzmark Hudis, Peter Jueptner
2022	Fabrizio Freda	William P. Lauder, Tracey T. Travis, Jane Hertzmark Hudis, Cedric Prouvé, John Demsey

Peer Group Issuers, Footnote	(4) The peer group used in this disclosure is the S&P 500 Consumer Staples Index, which is the same peer group used in Part II, Item 5 of our Form 10-K for each of the fiscal years shown.
Adjustment To PEO Compensation, Footnote
(2)
The following table describes the adjustments, each of which is required by Item 402(v), to calculate the CAP Amounts shown in the table above.

Fiscal Year	2026
Adjustments ($)	PEO	Average for Non-PEO NEOs
Summary Compensation Table	$20,585,784	$7,633,189
Less: Stock and Option Awards Values Reported in SCT for the Covered Year	(14,721,752)	(4,095,719)
Plus: Fiscal Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year	12,494,876	3,476,323
Increase (Decrease) in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	4,506	(15,456)
Increase (Decrease) in Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	0	0
Increase in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	590,243	260,097
Less: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	0	0
Plus: Fair Value of Dividends or other Earnings Paid on Stock Awards not otherwise reflected in Fair Value or Total Compensation	188,665	71,604
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	(180,618)	(103,509)
Plus: Aggregate Service Cost and Prior Service Costs for Pension Plans	80,319	46,114
Compensation Actually Paid (as calculated)	$19,042,023	$7,272,644

Non-PEO NEO Average Total Compensation Amount	$ 7,633,189	$ 6,943,169	$ 7,009,833	$ 7,648,501	$ 11,203,938
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,272,644	5,068,493	1,444,404	828,470	8,968,835
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following table describes the adjustments, each of which is required by Item 402(v), to calculate the CAP Amounts shown in the table above.

Fiscal Year	2026
Adjustments ($)	PEO	Average for Non-PEO NEOs
Summary Compensation Table	$20,585,784	$7,633,189
Less: Stock and Option Awards Values Reported in SCT for the Covered Year	(14,721,752)	(4,095,719)
Plus: Fiscal Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year	12,494,876	3,476,323
Increase (Decrease) in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	4,506	(15,456)
Increase (Decrease) in Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	0	0
Increase in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	590,243	260,097
Less: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	0	0
Plus: Fair Value of Dividends or other Earnings Paid on Stock Awards not otherwise reflected in Fair Value or Total Compensation	188,665	71,604
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	(180,618)	(103,509)
Plus: Aggregate Service Cost and Prior Service Costs for Pension Plans	80,319	46,114
Compensation Actually Paid (as calculated)	$19,042,023	$7,272,644

Equity Valuation Assumption Difference, Footnote
The equity valuation methodology was kept consistent with those used at the time of grant, with assumptions updated to reflect information available at the time of each valuation, including payout estimates. Instead of using the target payout amounts for PSUs, we used the total expected payout based on estimates of performance in future years. The price of our Class A Common Stock used for fiscal 2026 was $78.95 (the closing stock price on June 30, 2026, the last trading day of fiscal 2026).

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following table lists the financial performance metrics that, in our assessment, represent the most important financial performance measures we use to link compensation actually paid to our NEOs for the most recently completed fiscal year.
Adjusted Performance Measures*
Diluted EPS (Company-Selected Measure)
Net Sales
Return on Invested Capital
Operating Income Margin Percent

*
Please refer to Appendix A of this Proxy Statement for information about each of these non-GAAP measures.

Total Shareholder Return Amount	$ 26.76	26.99	34.77	62.95	80.7
Peer Group Total Shareholder Return Amount	145.5	137.92	122.97	113.7	106.66
Net Income (Loss)	$ 182,000,000	$ (1,133,000,000)	$ 409,000,000	$ 1,010,000,000	$ 2,408,000,000
Company Selected Measure Amount	66	(42)	(25)	(52)	12
PEO Name	Stéphane de La Faverie
Share Price | $ / shares	$ 78.95
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS
Non-GAAP Measure Description	(5) Please refer to Appendix A of this Proxy Statement for reconciliation of, and other information about, this non-GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Return on Invested Capital
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Operating Income Margin Percent
Stephane De La Faverie [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 20,585,784	$ 9,613,508
PEO Actually Paid Compensation Amount	19,042,023	6,852,706
Fabrizio Freda [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		17,793,402	17,851,573	21,811,244	25,480,056
PEO Actually Paid Compensation Amount		$ 6,575,426	$ (28,673,021)	$ (29,053,372)	$ (14,802,124)
PEO | Stephane De La Faverie [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(180,618)
PEO | Stephane De La Faverie [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	80,319
PEO | Stephane De La Faverie [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,721,752)
PEO | Stephane De La Faverie [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,494,876
PEO | Stephane De La Faverie [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,506
PEO | Stephane De La Faverie [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stephane De La Faverie [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	590,243
PEO | Stephane De La Faverie [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stephane De La Faverie [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	188,665
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(103,509)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,114
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,095,719)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,476,323
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,456)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	260,097
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 71,604